DUE FROM FACTOR (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2020
Debt Instrument [Line Items]
Outstanding receivables, Without recourse	$ 579,295	$ 423,984	$ 151,158
Outstanding receivables, With recourse	361,584	83,224	42,945
Advances	121,617	182,352	56,246
Credits due customers	(77,208)	(50,779)	(40,316)
Due from factor	$ 985,288	$ 638,781	$ 210,033
Maximum advances on net sales can be requested, percentage	50.00%
LIBOR
Debt Instrument [Line Items]
Debt instrument variable rate	2.50%
Spread on variable interest rate	2.50%
Prime Rate
Debt Instrument [Line Items]
Increase (Decrease) in interest rate	0.03%
Stateside
Debt Instrument [Line Items]
Maximum commission and fees payable	$ 30,000
Interest rate of loans	4.00%
Stateside | Prime Rate
Debt Instrument [Line Items]
Debt instrument variable rate	2.00%
Maximum commission and fees payable	$ 30,000
Spread on variable interest rate	2.00%
Bailey | Prime Rate
Debt Instrument [Line Items]
Interest rate of loans	4.25%